Shareholders' Deficit (Details 4) - Employee Stock Options [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of the period	2,349,996	2,349,996	2,349,996
Granted during the period	158,000			2,349,996
Exercised during the period
Forfeited during the period
Outstanding at end of the period	2,507,996	2,349,996	2,349,996	2,349,996
Weighted Average Exercise Price, Outstanding at beginning of the period	$ 0.12	$ 0.12	$ 0.12
Weighted Average Exercise Price, Granted during the period	0.11			0.12
Weighted Average Exercise Price, Exercised during the period
Weighted Average Exercise Price, Forfeited during the period
Weighted Average Exercise Price, Outstanding at end of the period	$ 0.12	$ 0.12	$ 0.12	$ 0.12
Options exercisable at period-end	836,000	100,000	575,000	100,000
Weighted average remaining life (in years)	7 years 10 months 25 days	9 years 1 month 6 days	8 years 7 months 6 days	9 years 7 months 6 days
Weighted average grant date fair value of options granted during the period	$ 0.09			$ 0.03
Options available for grant at period-end	11,496,934	11,711,184	11,654,934	11,601,184